The Gabelli Asset Fund

Schedule of Investments — March 31, 2021 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 99.3%
	Aerospace — 0.6%
126,950	Aerojet Rocketdyne Holdings Inc.	$5,961,572
9,000	HEICO Corp.	1,132,200
10,500	L3Harris Technologies Inc.	2,128,140
4,850	Lockheed Martin Corp.	1,792,075
5,800	Northrop Grumman Corp.	1,877,112
156,800	Rolls-Royce Holdings plc†	227,621
1,575	The Boeing Co.†	401,184

		13,519,904

	Agriculture — 0.4%
155,000	Archer-Daniels-Midland Co.	8,835,000
23,400	The Mosaic Co.	739,674

		9,574,674

	Airlines — 0.0%
100,000	American Airlines Group Inc., Escrow†	6,000

	Automotive — 0.9%
5,000	Ferrari NV	1,046,400
41,200	General Motors Co.†.	2,367,352
149,500	Navistar International Corp.†	6,582,485
88,000	PACCAR Inc.	8,176,960
17,000	Traton SE	458,526
2,900	Volkswagen AG	1,051,537

		19,683,260

	Automotive: Parts and Accessories — 2.7%
92,550	BorgWarner Inc.	4,290,618
392,000	Dana Inc.	9,537,360
78,800	Freni Brembo SpA†	981,381
77,000	Garrett Motion Inc.†	399,630
264,850	Genuine Parts Co.	30,614,011
70,000	Modine Manufacturing Co.†	1,033,900
18,900	O’Reilly Automotive Inc.†	9,587,025
28,000	Standard Motor Products Inc.	1,164,240
146,300	Tenneco Inc., Cl. A†	1,568,336

		59,176,501

	Aviation: Parts and Services — 0.4%
29,000	Curtiss-Wright Corp.	3,439,400
82,100	Kaman Corp.	4,210,909
362,000	Signature Aviation plc†	2,017,672

		9,667,981

	Broadcasting — 2.1%
500	Cogeco Communications Inc.	46,948
17,400	Cogeco Inc.	1,342,349
37,400	Corus Entertainment Inc., Cl. B	170,544
29,750	Liberty Broadband Corp., Cl. A†	4,318,213
102,663	Liberty Broadband Corp., Cl. C†	15,414,849
32,350	Liberty Media Corp.- Liberty Formula One, Cl. A†	1,236,417

Shares		Market Value

51,100	Liberty Media Corp.- Liberty Formula One, Cl. C†	$2,212,119
50,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	2,204,000
258,147	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	11,386,864
264,650	MSG Networks Inc., Cl. A†	3,980,336
17,000	Nexstar Media Group Inc., Cl. A	2,387,310
39,600	Sinclair Broadcast Group Inc., Cl. A	1,158,696
16,000	TBS Holdings Inc.	313,859
2,800	Television Broadcasts Ltd.	2,914

		46,175,418

	Building and Construction — 1.3%
62,950	Arcosa Inc.	4,097,415
35,800	Assa Abloy AB, Cl. B	1,028,895
102,500	Fortune Brands Home & Security Inc.	9,821,550
75,500	Herc Holdings Inc.†	7,650,415
72,000	Johnson Controls
	International plc	4,296,240
25,000	KBR Inc.	959,750

		27,854,265

	Business Services — 3.2%
135,000	Clear Channel Outdoor Holdings Inc.†	243,000
14,000	Diebold Nixdorf Inc.†	197,820
21,450	Ecolab Inc.	4,591,801
46,900	Fly Leasing Ltd., ADR†	790,265
11,000	IHS Markit Ltd.	1,064,580
18,700	Live Nation Entertainment Inc.†	1,582,955
284,000	Macquarie Infrastructure Corp.	9,034,040
101,400	Mastercard Inc., Cl. A	36,103,470
135,000	The Interpublic Group of Companies Inc.	3,942,000
5,400	United Rentals Inc.†	1,778,274
20,000	Vectrus Inc.†	1,068,800
47,300	Visa Inc., Cl. A	10,014,829

		70,411,834

	Cable and Satellite — 3.4%
50,000	Altice USA Inc., Cl. A†	1,626,500
43,400	AMC Networks Inc., Cl. A†	2,307,144
2,150	Charter Communications Inc., Cl. A†	1,326,593
449,150	Comcast Corp., Cl. A	24,303,507
266,749	DISH Network Corp., Cl. A†	9,656,314
49,600	EchoStar Corp., Cl. A†	1,190,400
130,000	Liberty Global plc, Cl. A†	3,335,800
164,400	Liberty Global plc, Cl. C†	4,198,776
857	Liberty Latin America Ltd., Cl. A†	10,995
95,650	Liberty Latin America Ltd., Cl. C†	1,241,537
9,700	Naspers Ltd., Cl. N	2,320,975
7,750	Prosus NV	861,583
338,200	Rogers Communications Inc., Cl. B	15,591,020

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Cable and Satellite (Continued)
202,150	Shaw Communications Inc., Cl. B	$5,300,373

		73,271,517

	Communications Equipment — 0.2%
81,950	Corning Inc.	3,565,645
2,245	QUALCOMM Inc.	297,664

		3,863,309

	Computer Hardware — 0.2%
23,050	Apple Inc.	2,815,557
5,700	Dell Technologies Inc., Cl. C†	502,455
6,425	Intel Corp.	411,200
5,050	International Business Machines Corp.	672,963
4,550	Western Digital Corp.†	303,713

		4,705,888

	Computer Software and Services — 1.4%
900	Activision Blizzard Inc.	83,700
600	Alphabet Inc., Cl. A†	1,237,512
8,000	Alphabet Inc., Cl. C†	16,549,040
2,600	Alteryx Inc., Cl. A†	215,696
550	Baidu Inc., ADR†	119,653
8,650	Cisco Systems Inc.	447,291
20,000	Fidelity National Information Services Inc.	2,812,200
30,000	Hewlett Packard Enterprise Co.	472,200
5,625	Match Group Inc.†	772,763
7,125	Microsoft Corp.	1,679,861
5,000	NortonLifeLock Inc.	106,300
2,950	Oracle Corp.	207,001
19,350	Rockwell Automation Inc.	5,136,264
1,250	salesforce.com Inc.†	264,837
1,400	VMware Inc., Cl. A†	210,630

		30,314,948

	Consumer Products — 5.5%
27,000	Brunswick Corp.	2,574,990
10,700	Christian Dior SE	6,487,259
40,000	Church & Dwight Co. Inc.	3,494,000
400,100	Edgewell Personal Care Co.	15,843,960
262,950	Energizer Holdings Inc.	12,479,607
9,350	Essity AB, Cl. A	295,485
41,650	Essity AB, Cl. B	1,315,773
3,200	Givaudan SA	12,330,741
28,000	Harley-Davidson Inc.	1,122,800
1,950	Hermes International	2,158,706
3,500	National Presto Industries Inc.	357,245
33,925	Reckitt Benckiser Group plc	3,039,050
100,000	Sally Beauty Holdings Inc.†	2,013,000
9,300	Svenska Cellulosa AB SCA, Cl. A†	165,694
36,800	Svenska Cellulosa AB SCA, Cl. B†	651,225
667,400	Swedish Match AB	52,102,356
3,025	Sysco Corp.	238,189

Shares		Market Value

3,700	The Estee Lauder Companies Inc., Cl. A	$1,076,145
17,200	The Procter & Gamble Co.	2,329,396
32,150	Wolverine World Wide Inc.	1,231,988

		121,307,609

	Consumer Services — 1.3%
3,750	Allegion plc	471,075
1,800	FedEx Corp.	511,272
46,730	IAC/InterActiveCorp.†	10,108,166
145,000	Liberty TripAdvisor Holdings Inc., Cl. A†	925,100
520,000	Qurate Retail Inc., Cl. A	6,115,200
234,000	Rollins Inc.	8,054,280
60,000	Terminix Global Holdings Inc.†	2,860,200
3,500	Travel + Leisure Co.	214,060

		29,259,353

	Diversified Industrial — 5.2%
9,400	ABB Ltd., ADR	286,418
450	Acuity Brands Inc.	74,250
1,700	Agilent Technologies Inc.	216,138
42,500	Colfax Corp.†	1,861,925
215,050	Crane Co.	20,195,345
95,000	Eaton Corp. plc	13,136,600
9,000	EnPro Industries Inc.	767,430
13,000	General Electric Co.	170,690
128,450	Greif Inc., Cl. A	7,321,650
70,375	Honeywell International Inc.	15,276,301
1,500	Hyster-Yale Materials Handling Inc.	130,680
19,706	Ingersoll Rand Inc.†	969,732
187,600	ITT Inc.	17,054,716
15,200	Jardine Matheson Holdings Ltd.	993,928
112,800	Jardine Strategic Holdings Ltd.	3,724,656
238,150	Myers Industries Inc.	4,705,844
22,000	nVent Electric plc	614,020
28,000	Pentair plc	1,744,960
9,350	Sulzer AG	1,051,584
166,250	Textron Inc.	9,323,300
273,450	Toray Industries Inc.	1,759,613
22,800	Trane Technologies plc	3,774,768
212,500	Trinity Industries Inc.	6,054,125
12,000	Vantage Towers AG†	337,738
3,500	Waters Corp.†	994,595
2,600	Westinghouse Air Brake Technologies Corp.	205,816

		112,746,822

	Electronics — 4.6%
850	Analog Devices Inc.	131,818
10,000	Flex Ltd.†	183,100
11,200	Kyocera Corp., ADR	717,696
1,450	Mettler-Toledo International Inc.†	1,675,751
288,650	Resideo Technologies Inc.†	8,154,363
2,190	Samsung Electronics Co. Ltd., GDR	3,994,560
579,850	Sony Group Corp., ADR	61,469,898

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Electronics (Continued)
33,000	TE Connectivity Ltd.	$4,260,630
88,400	Texas Instruments Inc.	16,706,716
6,000	Thermo Fisher Scientific Inc.	2,738,280

		100,032,812

	Energy and Utilities — 1.4%
49,000	BP plc, ADR	1,193,150
74,950	Chevron Corp.	7,854,011
4,500	ConocoPhillips	238,365
85,000	Devon Energy Corp.	1,857,250
27,000	Enbridge Inc.	982,800
79,200	EOG Resources Inc.	5,744,376
5,000	Evergy Inc.	297,650
2,000	Eversource Energy	173,180
10,000	Exxon Mobil Corp.	558,300
33,250	Halliburton Co.	713,545
59,000	Kinder Morgan Inc.	982,350
2,400	Marathon Petroleum Corp.	128,376
70,000	National Fuel Gas Co.	3,499,300
188,800	PG&E Corp.†	2,210,848
33,050	Southwest Gas Holdings Inc.	2,270,865
91,100	The AES Corp.	2,442,391
52	Weatherford International plc†	662

		31,147,419

	Entertainment — 5.6%
161,750	Discovery Inc., Cl. A†	7,029,655
494,200	Discovery Inc., Cl. C†	18,231,038
178,150	Fox Corp., Cl. A	6,432,997
20,000	Fox Corp., Cl. B	698,600
630,900	Grupo Televisa SAB, ADR†	5,589,774
49,200	Liberty Media Corp.-
	Liberty Braves, Cl. A†	1,402,692
143,771	Liberty Media Corp.-
	Liberty Braves, Cl. C†	3,999,709
131,533	Madison Square Garden Entertainment Corp.†	10,759,399
126,033	Madison Square Garden Sports Corp.†	22,617,882
153,130	The Walt Disney Co.†	28,255,548
364,241	ViacomCBS Inc., Cl. A	17,181,248
20,000	ViacomCBS Inc., Cl. B	902,000

		123,100,542

	Environmental Services — 2.1%
310,850	Republic Services Inc.	30,882,947
20,000	Stericycle Inc.†	1,350,200
82,000	Waste Connections Inc.	8,854,360
45,200	Waste Management Inc.	5,831,704

		46,919,211

	Equipment and Supplies — 9.2%
524,350	AMETEK Inc.	66,975,225
22,400	Amphenol Corp., Cl. A	1,477,728

Shares		Market Value

10,350	AZZ Inc.	$521,123
38,000	CIRCOR International Inc.†	1,323,160
100,650	Crown Holdings Inc.	9,767,076
145,050	CTS Corp.	4,505,253
5,400	Danaher Corp.	1,215,432
401,300	Donaldson Co. Inc.	23,339,608
395,550	Flowserve Corp.	15,351,295
110,000	Graco Inc.	7,878,200
10,000	Hubbell Inc.	1,868,900
117,600	IDEX Corp.	24,616,032
41,650	Interpump Group SpA	2,099,270
10,200	Lawson Products Inc.†	528,972
119,000	Mueller Industries Inc.	4,920,650
146,400	Sealed Air Corp.	6,708,048
21,700	The Manitowoc Co. Inc.†	447,454
47,150	The Timken Co.	3,827,165
17,650	The Toro Co.	1,820,421
72,550	The Weir Group plc†	1,777,310
21,350	Valmont Industries Inc.	5,074,255
127,700	Watts Water Technologies Inc., Cl. A	15,172,037

		201,214,614

	Financial Services — 9.6%
9,500	Alleghany Corp.†	5,949,755
46,650	AllianceBernstein Holding LP	1,865,533
197,900	American Express Co.	27,990,976
2,600	Ameriprise Financial Inc.	604,370
20,000	Argo Group International Holdings Ltd.	1,006,400
21,400	Bank of America Corp.	827,966
108	Berkshire Hathaway Inc., Cl. A†	41,655,816
23,300	Citigroup Inc.	1,695,075
53,350	GAM Holding AG†	140,438
125,000	Gores Holdings V Inc., Cl. A†	1,247,500
42,500	Interactive Brokers Group Inc., Cl. A	3,104,200
32,700	Jefferies Financial Group Inc.	984,270
96,950	JPMorgan Chase & Co.	14,758,699
59,001	Kinnevik AB, Cl. A	3,053,599
40,000	Kinnevik AB, Cl. B	1,944,707
132,050	KKR & Co. Inc.	6,450,643
1,500	LendingTree Inc.†	319,500
35,000	Loews Corp.	1,794,800
16,932	M&T Bank Corp.	2,567,060
40,000	Marsh & McLennan Companies Inc.	4,872,000
45,800	PayPal Holdings Inc.†	11,122,072
14,000	Popular Inc.	984,480
21,500	PROG Holdings Inc.†	930,735
20,000	Seven Oaks Acquisition Corp., Cl. A†	195,000
50,000	Software Acquisition Group Inc. II, Cl. A†	503,500
140,800	State Street Corp.	11,828,608
9,750	T. Rowe Price Group Inc.	1,673,100
394,200	The Bank of New York Mellon Corp.	18,641,718
85,950	The Blackstone Group Inc., Cl. A	6,405,853

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Financial Services (Continued)
27,175	The Goldman Sachs Group Inc.	$8,886,225
20,000	The Hartford Financial Services Group Inc.	1,335,800
104,050	The PNC Financial Services Group Inc.	18,251,411
9,000	Value Line Inc.	253,710
165,700	Wells Fargo & Co.	6,473,899

		210,319,418

	Food and Beverage — 12.8%
737,400	Brown-Forman Corp., Cl. A	46,950,258
85,450	Brown-Forman Corp., Cl. B	5,893,487
22,000	Campbell Soup Co.	1,105,940
792,300	China Mengniu Dairy Co. Ltd.	4,535,232
33,300	Chr. Hansen Holding A/S†	3,025,913
23,400	Coca-Cola European Partners plc	1,220,544
15,400	Coca-Cola HBC AG	490,423
414,000	Conagra Brands Inc	15,566,400
23,800	Constellation Brands Inc., Cl. A	5,426,400
35,000	Crimson Wine Group Ltd.†	232,750
112,100	Danone SA	7,690,391
85,000	Davide Campari-Milano NV	952,139
198,400	Diageo plc, ADR	32,579,264
52,100	Farmer Brothers Co.†	543,924
253,500	Flowers Foods Inc	6,033,300
36,000	Fomento Economico Mexicano SAB de CV, ADR	2,711,880
88,450	General Mills Inc	5,423,754
1,667,600	Grupo Bimbo SAB de CV, Cl. A	3,500,088
10,000	Heineken Holding NV	890,079
77,300	Heineken NV	7,942,728
19,350	Heineken NV, ADR	998,460
132,050	ITO EN Ltd.	8,097,715
11,000	John Bean Technologies Corp.	1,466,740
25,500	Kellogg Co.	1,614,150
61,750	Kerry Group plc, Cl. A	7,770,046
201,700	Kikkoman Corp.	12,004,543
15,000	Lamb Weston Holdings Inc.	1,162,200
18,800	LVMH Moet Hennessy Louis Vuitton SE	12,524,764
60,000	Maple Leaf Foods Inc.	1,367,868
18,500	MEIJI Holdings Co. Ltd.	1,189,614
167,000	Mondele¯z International Inc., Cl. A	9,774,510
44,000	Morinaga Milk Industry Co. Ltd.	2,312,757
13,000	National Beverage Corp.	635,830
42,000	Nestlé SA	4,681,035
106,250	Nissin Foods Holdings Co. Ltd.	7,878,189
36,000	Nomad Foods Ltd.†.	988,560
59,250	PepsiCo Inc.	8,380,913
52,900	Pernod Ricard SA	9,928,835
73,300	Post Holdings Inc.†.	7,749,276
77,350	Remy Cointreau SA.	14,286,564
16,450	Suntory Beverage & Food Ltd.	611,350
32,550	The Coca-Cola Co.	1,715,711

Shares		Market Value

4,250	The Hain Celestial Group Inc.†	$185,300
20,600	The J.M. Smucker Co.	2,606,518
20,000	The Kraft Heinz Co.	800,000
229,800	Tingyi (Cayman Islands) Holding Corp.	422,112
27,365	Tootsie Roll Industries Inc.	906,594
1,500	Tyson Foods Inc., Cl. A	111,450
126,100	Yakult Honsha Co. Ltd.	6,377,602

		281,264,100

	Health Care — 5.5%
13,000	Abbott Laboratories	1,557,920
22,300	AbbVie Inc.	2,413,306
10,000	Alexion Pharmaceuticals Inc.†	1,529,100
26,500	AmerisourceBergen Corp.	3,128,855
28,500	Amgen Inc.	7,091,085
6,000	Anthem Inc.	2,153,700
45,000	Aurinia Pharmaceuticals Inc.†	584,325
79,000	Bausch Health Cos. Inc.†	2,507,460
36,100	Baxter International Inc.	3,044,674
5,100	Bayer AG, ADR	80,988
13,000	Becton, Dickinson and Co.	3,160,950
7,615	Biogen Inc.†.	2,130,296
3,850	BioMarin Pharmaceutical Inc.†	290,713
7,205	Bio-Rad Laboratories Inc., Cl. A†	4,115,280
138,750	Bristol-Myers Squibb Co.	8,759,287
15,000	Cardiovascular Systems Inc.†	575,100
7,800	Chemed Corp.	3,586,596
20,000	Cigna Corp.	4,834,800
9,400	CONMED Corp.	1,227,546
10,450	Covetrus Inc.†	313,187
17,500	DaVita Inc.†	1,885,975
114,800	Demant A/S†	4,862,927
10,000	DENTSPLY SIRONA Inc.	638,100
11,000	Elanco Animal Health Inc.†	323,950
100,000	Evolent Health Inc., Cl. A†	2,020,000
10,000	Gerresheimer AG	993,277
16,200	HCA Healthcare Inc.	3,051,108
86,300	Henry Schein Inc.†	5,975,412
2,500	ICU Medical Inc.†	513,600
875	Illumina Inc.†	336,053
27,000	Indivior plc†	47,272
18,000	Integer Holdings Corp.†	1,657,800
38,350	Johnson & Johnson	6,302,823
2,500	Koninklijke Philips NV†	142,575
11,000	Laboratory Corp. of America Holdings†	2,805,330
10,000	McKesson Corp.	1,950,400
24,300	Medtronic plc	2,870,559
69,450	Merck & Co. Inc.	5,353,901
90,000	Option Care Health Inc.†	1,596,600
15,000	Orthofix Medical Inc.†	650,250
22,500	Perrigo Co. plc	910,575
29,372	PetIQ Inc.†	1,035,657

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
14,910	Quidel Corp.†	$1,907,436
3,045	Regeneron Pharmaceuticals Inc.†	1,440,711
45,000	Roche Holding AG, ADR	1,825,200
3,400	Sanofi, ADR	168,164
6,900	Stryker Corp.	1,680,702
65,442	Takeda Pharmaceutical Co. Ltd., ADR	1,194,971
22,314	Tenet Healthcare Corp.†	1,160,328
4,000	The Cooper Companies Inc.	1,536,360
50,000	Trillium Therapeutics Inc.†	537,000
4,000	UnitedHealth Group Inc.	1,488,280
40,000	Viatris Inc.†	558,800
36,800	Zimmer Biomet Holdings Inc.	5,890,944
7,000	Zoetis Inc.	1,102,360

		119,500,568

	Hotels and Gaming — 1.3%
10,950	Accor SA†	412,969
9,050	Churchill Downs Inc.	2,058,151
40,000	Entain plc†	837,086
350,000	Genting Singapore Ltd.	239,370
12,500	Hyatt Hotels Corp., Cl. A†	1,033,750
1,100	Las Vegas Sands Corp.†	66,836
4,044,100	Mandarin Oriental International Ltd.†	7,198,498
256,500	MGM Resorts International	9,744,435
15,000	Red Rock Resorts Inc., Cl. A†	488,850
25,100	Ryman Hospitality Properties Inc., REIT†	1,945,501
1,940,700	The Hongkong & Shanghai Hotels Ltd.	1,929,691
21,000	Universal Entertainment Corp.†	511,700
3,750	Wyndham Hotels & Resorts Inc.	261,675
9,250	Wynn Resorts Ltd.†	1,159,673

		27,888,185

	Machinery — 6.4%
110,550	Caterpillar Inc.	25,633,229
1,473,050	CNH Industrial NV†	23,038,502
91,550	CNH Industrial NV, Borsa ltaliana†	1,416,624
175,700	Deere & Co.	65,736,398
19,300	Mueller Water Products Inc., Cl. A	268,077
89,950	Welbilt Inc.†	1,461,687
220,800	Xylem Inc.	23,223,744

		140,778,261

	Manufactured Housing and Recreational Vehicles — 0.4%
28,900	Cavco Industries Inc.†	6,520,129
1,025	Nobility Homes Inc.	31,775
27,900	Skyline Champion Corp.†	1,262,754

		7,814,658

	Metals and Mining — 2.9%
49,850	Agnico Eagle Mines Ltd.	2,881,829
147,400	Barrick Gold Corp.	2,918,520
10,000	Cleveland-Cliffs Inc.†	201,100

Shares		Market Value

71,100	Franco-Nevada Corp.	$8,908,119
126,550	Freeport-McMoRan Inc.†	4,167,291
28,000	Kinross Gold Corp.	186,760
15,000	MP Materials Corp.†	539,250
476,700	Newmont Corp.	28,730,709
106,500	Royal Gold Inc.	11,461,530
77,750	Wheaton Precious Metals Corp.	2,970,827

		62,965,935

	Publishing — 1.7%
8,500	Meredith Corp.†	253,130
102,200	News Corp., Cl. A	2,598,946
89,700	S&P Global Inc.	31,652,439
132,050	The E.W. Scripps Co., Cl. A	2,544,603

		37,049,118

	Real Estate — 0.8%
23,100	Brookfield Asset Management Inc., Cl. A	1,027,950
8,500	Host Hotels & Resorts Inc., REIT†	143,225
106,968	Indus Realty Trust Inc., REIT	6,435,195
200,000	The St. Joe Co.	8,580,000
61,400	Weyerhaeuser Co., REIT	2,185,840

		18,372,210

	Retail — 1.9%
12,000	Advance Auto Parts Inc.	2,201,880
67,650	AutoNation Inc.†	6,306,333
1,400	AutoZone Inc.†	1,966,020
13,000	CarMax Inc.†	1,724,580
31,500	Costco Wholesale Corp.	11,103,120
115,800	CVS Health Corp.	8,711,634
1,700	Dollar Tree Inc.†	194,582
1,150	Lowe’s Companies Inc.	218,707
300	McDonald’s Corp.	67,242
12,000	Rush Enterprises Inc., Cl. B	541,080
10,000	The Aaron’s Co. Inc.	256,800
11,550	The Home Depot Inc.	3,525,637
115,950	The Kroger Co.	4,173,041
8,000	Walgreens Boots Alliance Inc.	439,200
1,825	Walmart Inc.	247,890

		41,677,746

	Specialty Chemicals — 1.4%
1,400	Air Products and Chemicals Inc.	393,876
10,000	Ashland Global Holdings Inc.	887,700
500	Covestro AG	33,621
177,000	DuPont de Nemours Inc.	13,678,560
298,800	Ferro Corp.†	5,037,768
1,500	FMC Corp.	165,915
54,000	H.B. Fuller Co.	3,397,140
32,350	International Flavors & Fragrances Inc.	4,516,383
41,200	Sensient Technologies Corp.	3,213,600

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
500	SGL Carbon SE†	$3,541

		31,328,104

	Telecommunications — 1.6%
10,400	AT&T Inc.	314,808
158,250	Deutsche Telekom AG, ADR	3,202,980
14,000	Hellenic Telecommunications Organization SA	224,595
23,400	Hellenic Telecommunications Organization SA, ADR	185,562
111,700	Loral Space & Communications Inc.	4,207,739
5,600	Orange SA, ADR	69,048
13,150	SoftBank Group Corp., ADR	559,664
2,676,400	Telecom Italia SpA	1,447,529
121,200	Telecom Italia SpA, ADR	660,540
37,400	Telefonica Brasil SA, ADR	294,338
300,000	Telefonica SA, ADR	1,359,000
809,350	Telephone and Data Systems Inc.	18,582,676
215,000	Telesites SAB de CV†	222,684
18,700	TIM SA, ADR	212,245
88,250	VEON Ltd., ADR†	156,203
66,850	Verizon Communications Inc.	3,887,327

		35,586,938

	Transportation — 1.0%
222,050	GATX Corp.	20,592,917
3,700	Kansas City Southern	976,504
900	Union Pacific Corp.	198,369

		21,767,790

	Wireless Communications — 0.3%
103,750	America Movil SAB de CV, Cl. L, ADR	1,408,925
25,535	T-Mobile US Inc.†	3,199,280
35,600	United States Cellular Corp.†	1,298,688

		5,906,893

	TOTAL COMMON STOCKS	2,176,173,805

	CLOSED-END FUNDS — 0.1%
2,000	Altaba Inc., Escrow†	29,100
10,700	Royce Global Value Trust Inc.	152,047
81,700	Royce Value Trust Inc.	1,479,587

	TOTAL CLOSED-END FUNDS	1,660,734

	MANDATORY CONVERTIBLE SECURITIES (a) — 0.0%
	Diversified Industrial — 0.0%
15,000	Avantor Inc., Ser. A 6.250%, 05/15/22	1,354,050

Shares		Market Value

	PREFERRED STOCKS — 0.1%
	Consumer Services — 0.1%
17,000	Qurate Retail Inc., 8.000%, 03/15/31.	$1,728,050

	Electronics — 0.0%
95	WESCO International Inc., Ser. A, 10.625%	2,924

	Health Care — 0.0%
31,580	The Phoenix Companies Inc., 7.450%, 01/15/32	540,413

	TOTAL PREFERRED STOCKS	2,271,387

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
1,694	Weatherford International plc, expire 12/13/23†	728

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 0.5%
	U.S. Cash Management Bill — 0.0%
$245,000	0.005%††, 04/20/2021	244,998

	U.S. Treasury Bills — 0.5%
10,036,000	0.004% to 0.035%†††, 05/20/21 to 06/24/21	10,035,802

	TOTAL U.S. GOVERNMENT OBLIGATIONS	$10,280,800

	TOTAL INVESTMENTS — 100.0% (Cost $558,608,701)	$2,191,741,504

(a)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
†††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust